CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details5) (USD $)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net cash provided by operating activities	$ 21,563,000	$ (1,575,000)	$ 73,892,000	$ 297,302,000	$ 357,342,000
Cash flows from investing activities:
Capital expenditures	(69,590,000)	(55,599,000)	(72,774,000)	(270,734,000)	(260,823,000)
Investments in non-consolidated entities, net	(152,000)	(721,000)	(1,194,000)	(1,522,000)	(3,265,000)
Proceeds from disposition of long-term assets		(128,000)	90,000	238,000	3,880,000
Other, net	(1,636,000)	(1,783,000)	(575,000)	327,000	(7,448,000)
Net cash used in investing activities	(71,378,000)	(58,231,000)	(158,898,000)	(271,691,000)	(268,784,000)
Cash flows from financing activities:
Proceeds from issuance of Senior Subordinated Notes due 2022		375,000,000		375,000,000
Repurchase of Senior Subordinated Notes due 2019		(496,903,000)
Payment of initial public offering costs		(281,000)		(281,000)
Cash used to pay dividends	(19,821,000)			(58,504,000)	(588,000)
Deferred financing costs		(7,568,000)		(7,952,000)	(9,126,000)
Principal payments under capital and financing lease obligations	(1,886,000)	(1,672,000)	(875,000)	(6,941,000)	(6,446,000)
Principal payments under Term Loan	(1,938,000)	(1,938,000)	(4,002,000)	(7,750,000)	(7,813,000)
Net cash provided by (used in) financing activities	(23,645,000)	(133,362,000)	117,610,000	(353,772,000)	324,928,000
Effect of exchange rate changes on cash and equivalents	58,000	(9,000)	(207,000)	5,000	(103,000)
Net increase (decrease) in cash and equivalents	(73,402,000)	(193,177,000)	32,397,000	(328,156,000)	413,383,000
Cash and equivalents at beginning of period	216,155,000	544,311,000	98,531,000	544,311,000	130,928,000
Cash and equivalents at end of period	142,753,000	351,134,000	130,928,000	216,155,000	544,311,000
AMCE
Cash flows from operating activities:
Net cash provided by operating activities	11,443,000	15,308,000
Cash flows from financing activities:
Proceeds from issuance of Senior Subordinated Notes due 2022		375,000,000
Repurchase of Senior Subordinated Notes due 2019		(496,903,000)
Cash used to pay dividends	(19,821,000)
Deferred financing costs		(7,568,000)
Principal payments under Term Loan	(1,938,000)	(1,938,000)
Change in intercompany advances	10,247,000	116,181,000
Net cash provided by (used in) financing activities	(11,512,000)	(15,228,000)
Net increase (decrease) in cash and equivalents	(69,000)	80,000
Cash and equivalents at beginning of period	403,000	485,000		485,000
Cash and equivalents at end of period	334,000	565,000
Subsidiary Guarantors
Cash flows from operating activities:
Net cash provided by operating activities	7,991,000	(16,429,000)
Cash flows from investing activities:
Capital expenditures	(69,582,000)	(55,562,000)
Investments in non-consolidated entities, net	(152,000)	(721,000)
Proceeds from disposition of long-term assets		(128,000)
Other, net	(1,636,000)	(1,783,000)
Net cash used in investing activities	(71,370,000)	(58,194,000)
Cash flows from financing activities:
Payment of initial public offering costs		(281,000)
Principal payments under capital and financing lease obligations	(1,886,000)	(1,672,000)
Change in intercompany advances	(7,889,000)	(116,542,000)
Net cash provided by (used in) financing activities	(9,775,000)	(118,495,000)
Effect of exchange rate changes on cash and equivalents	67,000	(53,000)
Net increase (decrease) in cash and equivalents	(73,087,000)	(193,171,000)
Cash and equivalents at beginning of period	174,117,000	501,989,000		501,989,000
Cash and equivalents at end of period	101,030,000	308,818,000
Subsidiary Non-Guarantors
Cash flows from operating activities:
Net cash provided by operating activities	2,129,000	(454,000)
Cash flows from investing activities:
Capital expenditures	(8,000)	(37,000)
Net cash used in investing activities	(8,000)	(37,000)
Cash flows from financing activities:
Change in intercompany advances	(2,358,000)	361,000
Net cash provided by (used in) financing activities	(2,358,000)	361,000
Effect of exchange rate changes on cash and equivalents	(9,000)	44,000
Net increase (decrease) in cash and equivalents	(246,000)	(86,000)
Cash and equivalents at beginning of period	41,635,000	41,837,000		41,837,000
Cash and equivalents at end of period	$ 41,389,000	$ 41,751,000